Debt - Conversion (Details) - Senior notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
7.00% Senior Notes Due 2024, 8.00% Senior Notes Due 2025, 8.00% Senior Notes Due 2026, 7.5% Senior Notes Due 2026, and 8.00% Senior Notes Due 2027
Debt Instrument [Line Items]
Notes	$ 3,216
7.00% senior notes due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage	7.00%	7.00%
Notes	$ 226
8.00% senior notes due 2025
Debt Instrument [Line Items]
Notes	$ 999
8.00% senior notes due 2026
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Notes	$ 873
7.5% senior notes due 2026
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%	7.50%
Notes	$ 281
8.00% senior notes due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Notes	$ 837
6.625% Senior Notes Due 2020, 6.875% Senior Notes Due 2020, 6.125% Senior Notes Due 2021, And 5.375% Senior Notes Due 2021
Debt Instrument [Line Items]
Notes	$ 884
6.625% senior notes due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
Notes	$ 229
6.875% senior notes due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage	6.875%
Notes	$ 134
6.125% senior notes due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage	6.125%
Notes	$ 381
5.375% senior notes due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage	5.375%
Notes	$ 140